Consolidated Statements of Income and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development expenses	$ (7,588)	$ (6,416)	$ (3,082)
General and administrative expenses	(5,714)	(7,136)	(2,505)
Operating loss	(13,302)	(13,552)	(5,587)
Financing expenses	(2,209)	(45)	(1,186)
Financing income	4,231	1,257	2,732
Total financing income, net	2,022	1,212	1,546
Net loss and comprehensive loss	$ (11,280)	$ (12,340)	$ (4,041)
Basic net loss per share (in Dollars per share)	$ (0.83)	$ (1.07)	$ (0.65)